Vessels - Vessel deliveries (Details) $ in Thousands	1 Months Ended		3 Months Ended			12 Months Ended			24 Months Ended
	Aug. 31, 2021 equipment	Jul. 31, 2018 equipment	Sep. 30, 2022 vessel	Jun. 30, 2022 vessel	Mar. 31, 2022 vessel	Dec. 31, 2023 USD ($) tanker vessel	Dec. 31, 2022 USD ($) vessel tanker	Dec. 31, 2021 USD ($)	Dec. 31, 2023 vessel tanker	Feb. 28, 2021 tanker	Dec. 31, 2019 tanker	Nov. 30, 2018 agreement tanker
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel						1			1
Write-off of deposits on scrubbers | $						$ 10,508	$ 0	$ 0
Percentage of equipment cost estimated to require replacement value of vessel						10.00%	10.00%
Number of vessels sold | vessel			2	9	7		18		20
Ballast water treatment systems
Disclosure of detailed information about property, plant and equipment [line items]
Number of pieces of equipment		55				4	4
Ships to be installed with scrubbers
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels												77
Exhaust gas cleaning system
Disclosure of detailed information about property, plant and equipment [line items]
Number of agreements | agreement												2
Number of vessels						6			6
Exhaust gas cleaning system | Option exercised
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels											21
Postpone installation of scrubbers | Option exercised
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels										19
Scrubbers
Disclosure of detailed information about property, plant and equipment [line items]
Number of pieces of equipment | equipment	6